Prepayments and other current assets - Schedule of Prepayments and Other Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current portion:
Advance to suppliers (note a)	$ 1,483,000	$ 3,579,000
Receivable related to Linktoken disposal (note b)		3,536,000
Interest-free loans to employees (note c)	1,896,000	3,185,000
Rental and other deposits	1,670,000	1,990,000
Proceed receivable	137,000	1,105,000
Prepayment for taxation	112,000	936,000
Prepaid management insurance	241,000	249,000
Advance to employees for business purposes	86,000	211,000
Interest receivable	2,000	4,000
Deposit related to an ongoing litigation	4,751,000
Others	1,156,000	1,748,000
Total of prepayments and other current assets	11,534,000	16,543,000
Non-current portion:
Low-interest loans to employees, non-current portion (note c)	905,000	313,000
Total of long-term prepayments and other assets	905,000	$ 313,000
Impairment provision recognised	$ 3,536,000